Shareholder Report, Holdings (Details) - Cargile Fund	Dec. 31, 2024
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.81%
Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	45.05%
Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.14%